ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2013
ASSET RETIREMENT OBLIGATIONS
Estimated present value of the group's asset retirement obligations and change in liabilities

	2013	2012
Balance, beginning of the year	2,763	2,245
Liabilities incurred in the current period	303	264
Accretion expense	97	293
Revisions in estimated cash flows	(453)	(15)
Currency translation adjustment	33	(24)

Balance, end of the year	2,743	2,763